Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
27,374	Vanguard S&P 500 ETF	$10,796,306	2.0

	Total Exchange-Traded Funds
	(Cost $10,960,454)	10,796,306	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
4,049,267	Voya Emerging Markets Index Portfolio - Class P2	55,272,490	10.1
10,595,037	Voya International Index Portfolio - Class P2	125,445,241	23.0
2,747,614	Voya Russell Mid Cap Index Portfolio - Class P2	38,026,983	7.0
1,853,604	Voya Russell Small Cap Index Portfolio - Class P2	32,549,285	6.0
1,553,607	Voya U.S. Bond Index Portfolio - Class P2	16,794,495	3.1
13,281,045	Voya U.S. Stock Index Portfolio - Class P2	266,152,133	48.8

	Total Mutual Funds
	(Cost $473,524,713)	534,240,627	98.0

	Total Investments in Securities (Cost $484,485,167)	$545,036,933	100.0
	Assets in Excess of Other Liabilities	265,893	0.0
	Net Assets	$545,302,826	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,796,306	$–	$–	$10,796,306
Mutual Funds	534,240,627	–	–	534,240,627
Total Investments, at fair value	$545,036,933	$–	$–	$545,036,933

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$45,093,486	$30,148,166	$(14,104,385)	$(5,864,777)	$55,272,490	$601,486	$4,011,041	$-
Voya International Index Portfolio - Class P2	97,298,476	27,677,723	(4,467,204)	4,936,246	125,445,241	$2,419,154	448,284	-
Voya Russell Mid Cap Index Portfolio - Class P2	20,015,149	20,209,958	(1,738,748)	(459,376)	38,026,983	$363,580	(48,205)	3,200,584
Voya Russell Small Cap Index Portfolio - Class P2	18,529,697	20,920,624	(6,224,912)	(676,124)	32,549,285	$237,720	2,617,444	-
Voya U.S. Bond Index Portfolio - Class P2	22,507,824	5,702,672	(10,618,151)	(797,850)	16,794,495	$379,037	(213,811)	183,153
Voya U.S. Stock Index Portfolio - Class P2	238,404,054	71,353,322	(43,887,440)	282,197	266,152,133	$-	12,478,640	23,524,828
	$441,848,686	$176,012,466	$(81,040,841)	$(2,579,684)	$534,240,627	$4,000,977	$19,293,392	$26,908,565

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $487,569,311.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$58,301,065
Gross Unrealized Depreciation	(833,443)
Net Unrealized Appreciation	$57,467,622